Transactions with Former Parent Company (Details) (Covidien, USD $)														3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 27, 2013 Prepaid expenses and other current assets	Sep. 27, 2013 Prepaid expenses and other current assets	Jun. 28, 2013 Prepaid expenses and other current assets	Dec. 27, 2013 Accrued and other liabilities	Sep. 27, 2013 Accrued and other liabilities	Jun. 28, 2013 Accrued and other liabilities	Sep. 27, 2013 Separation and Distribution Agreement	Jun. 28, 2013 Separation and Distribution Agreement	Dec. 27, 2013 Tax Matters Agreement	Sep. 27, 2013 Tax Matters Agreement	Jun. 28, 2013 Tax Matters Agreement	Jun. 28, 2013 Tax Matters Agreement Minimum	Jun. 28, 2013 Tax Matters Agreement Maximum	Dec. 27, 2013 Net Sales	Dec. 28, 2012 Net Sales	Sep. 27, 2013 Net Sales	Sep. 28, 2012 Net Sales	Sep. 30, 2011 Net Sales	Dec. 27, 2013 Cost of Sales	Dec. 28, 2012 Cost of Sales	Sep. 27, 2013 Cost of Sales	Sep. 28, 2012 Cost of Sales	Sep. 30, 2011 Cost of Sales	Dec. 27, 2013 Selling, general and administrative	Dec. 28, 2012 Selling, general and administrative	Sep. 27, 2013 Selling, general and administrative	Sep. 28, 2012 Selling, general and administrative	Sep. 30, 2011 Selling, general and administrative
Related Party Transaction [Line Items]
Inventory sold														$ 12,100,000	$ 14,100,000	$ 51,200,000	$ 54,200,000	$ 52,400,000
Inventory purchases																			10,000,000	12,900,000	38,400,000	34,700,000	41,100,000
Allocated expenses																								0	11,900,000	39,600,000	49,200,000	56,300,000
Due from related parties	66,200,000	62,200,000	22,300,000
Due to related parties				72,700,000	79,300,000	61,900,000
Initial cash capitalization								168,000,000
Estimated cash upon completion of distribution								168,000,000
Adjustment payment benchmark								20,000,000
Final adjustment payment							0
Tax agreement, tax threshold									$ 200,000,000	$ 200,000,000
Change in ownership percentage											35.00%
Term of restriction after dividend distribution												2 years	5 years